MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

	Shares	Value
COMMON STOCKS - 98.0%		$51,596,625
(COST $38,212,385)

Communication Services - 6.2%		3,251,536
Media & Entertainment - 6.2%
Electronic Arts Inc.	4,500	773,775
Paramount Skydance Corp. Class B (a)	14,921	219,339
Ubisoft Entertainment S.A. ADR (a)	245,000	521,850
Warner Bros. Discovery, Inc. (a)	149,190	1,736,572

Consumer Discretionary - 8.5%		4,478,646
Consumer Discretionary Distribution & Retail - 4.3%
Chewy, Inc. Class A (a)	5,095	208,691
eBay Inc.	8,350	756,593
LKQ Corp.	33,990	1,108,754
Pool Corp.	675	209,729
Consumer Durables & Apparel - 4.2%
Hasbro, Inc.	3,850	312,505
Levi Strauss & Co. Class A	30,500	682,285
Mattel, Inc. (a)	12,180	222,894
TopBuild Corp. (a)	1,355	570,130
Topgolf Callaway Brands Corp. (a)	42,580	407,065

Consumer Staples - 3.8%		2,021,465
Consumer Staples Distribution & Retail - 2.9%
Performance Food Group Co. (a)	7,855	796,497
Target Corp.	7,525	722,249
Food Beverage & Tobacco - 0.9%
Nomad Foods Ltd.	32,350	502,719

Energy - 3.0%		1,555,913
Cameco Corp.	4,760	368,376
Cheniere Energy, Inc.	2,560	619,059
Exxon Mobil Corp.	4,974	568,478

Financials - 18.9%		9,938,143
Banks - 8.3%
Associated Banc-Corp	31,408	847,074
Citizens Financial Group, Inc.	11,920	623,178
Flagstar Financial, Inc.	81,242	1,041,522
PNC Financial Services Group, Inc.	2,880	597,427
Truist Financial Corp.	11,531	539,881
Zions Bancorporation, N.A.	12,585	730,056
Financial Services - 10.6%
Annaly Capital Management, Inc.	33,456	708,933
Capital One Financial Corp.	3,877	880,932
Fiserv, Inc. (a)	5,608	774,913
Intercontinental Exchange, Inc.	1,350	238,410
Northern Trust Corp.	6,500	853,320
PayPal Holdings, Inc. (a)	8,775	615,917
State Street Corp.	4,915	565,078
The Charles Schwab Corp.	9,615	921,502

Health Care - 15.2%		8,003,227
Health Care Equipment & Services - 5.3%
Acadia Healthcare Co., Inc. (a)	6,285	144,304
AMN Healthcare Services, Inc. (a)	39,340	817,485
Premier, Inc. Class A	26,030	674,177
Teleflex Inc.	5,545	700,943
The Cooper Companies, Inc. (a)	6,850	461,656
Pharmaceuticals Biotechnology & Life Sciences - 9.9%
Exact Sciences Corp. (a)	22,390	1,061,734
Green Thumb Industries Inc. (a)	86,930	755,413
Jazz Pharmaceuticals PLC (a)	6,570	839,317
Neurocrine Biosciences, Inc. (a)	9,755	1,361,798
Viatris Inc.	112,455	1,186,400

Industrials - 11.9%		6,290,128
Capital Goods - 6.9%
A.O. Smith Corp.	8,290	590,994
Hillenbrand, Inc.	5,585	141,803
Kornit Digital Ltd. (a)	68,055	1,016,742
Mueller Water Products, Inc. Class A	13,005	342,812
Regal Rexnord Corp.	3,450	515,189
WillScot Holdings Corp.	18,241	442,162
Xylem, Inc.	4,199	594,410
Commercial & Professional Services - 5.0%
Concentrix Corp.	24,725	1,304,491
Equifax Inc.	2,225	548,018
SS&C Technologies Holdings, Inc.	8,950	793,507

Information Technology - 15.3%		8,062,114
Semiconductors & Semiconductor Equipment - 7.0%
Infineon Technologies A.G. ADR	25,020	1,026,070
Marvell Technology, Inc.	14,640	920,344
Microchip Technology Inc.	9,650	627,250
NXP Semiconductors N.V.	4,795	1,126,106
Software & Services - 0.9%
Okta, Inc. (a)	5,150	477,766
Technology Hardware & Equipment - 7.4%
Calix, Inc. (a)	13,915	827,247
Coherent Corp. (a)	5,900	533,773
Keysight Technologies, Inc. (a)	3,525	576,091
Lumentum Holdings Inc. (a)	6,400	849,984
Pure Storage, Inc. Class A (a)	7,615	591,000
Viavi Solutions Inc. (a)	44,901	506,483

Materials - 4.4%		2,293,973
Freeport-McMoRan Inc.	10,660	473,304
James Hardie Industries plc (a)	27,587	555,326
O-I Glass, Inc. (a)	97,409	1,265,343

Real Estate - 7.5%		3,939,161
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	10,580	872,215
Global Net Lease, Inc. (a)	58,795	462,717
Host Hotels & Resorts Inc.	30,125	518,451
Omega Healthcare Investors, Inc.	11,110	472,953
Park Hotels & Resorts Inc.	45,300	532,728
Real Estate Management & Development - 2.1%
Colliers Int'l. Group Inc.	4,275	706,871
FirstService Corp.	1,855	373,226

Utilities - 3.3%		1,762,319
Alliant Energy Corp.	9,200	598,644
WEC Energy Group, Inc.	6,800	724,268
Xcel Energy, Inc.	6,070	439,407

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)	57,695	–

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 4.22% (b)	100,000	100,000

TOTAL INVESTMENTS - 98.2% (COST $38,312,385)		51,696,625

NET OTHER ASSETS & LIABILITIES - 1.8%^		954,777

NET ASSETS - 100.0%		$52,651,402

a)	Non-income producing security.
b)	Represents the 7-day yield at August 31, 2025.
c)	Investment valued using significant unobservable inputs.
d)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

	Period Acquired	Security Name	Shares	Total Cost	Market Value
	8/27/2025	Sycamore Partners LLC	57,695	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2025:

	Level 1	Level 2	Level 3 (1)	Total
Common stocks
Communication services	$ 3,251,536	$ -	$ -	$ 3,251,536
Consumer discretionary	4,478,646	–	–	4,478,646
Consumer staples	2,021,465	–	–	2,021,465
Energy	1,555,913	–	–	1,555,913
Financials	9,938,143	–	–	9,938,143
Health care	8,003,227	–	–	8,003,227
Industrials	6,290,128	–	–	6,290,128
Information technology	8,062,114	–	–	8,062,114
Materials	2,293,973	–	–	2,293,973
Real estate	3,939,161	–	–	3,939,161
Utilities	1,762,319	–	–	1,762,319
Total common stocks	51,596,625	–	–	51,596,625
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 51,696,625	$ -	$ -	$ 51,696,625

(1) For the period ended August  31, 2025, investments valued at $0 were transferred into level 3 due to the unavailability of active market pricing.  There were no transfers out of Level 3.  Level 3 amount shown includes securities determined to have no value at August 31, 2025.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended August 31, 2025 is not presented.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2025

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.